Loans, Financings and Debentures - Summary of the Currencies and Indexors Used for Monetary Updating of Loans and Financings (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Accumulated change	(0.29%)	(6.67%)
US dollar [member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	17.13%	1.50%
Euro [member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	11.83%	15.41%
IPCA.[member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	3.75%	2.95%
CDI [member]
Disclosure of detailed information about borrowings [line items]
Accumulated change	6.40%	9.93%